Summary of significant accounting policies - Currency exchange rates (Details) - $ / ¥	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Foreign Currency Translation
Foreign Currency Exchange Rate, Translation	0.1415	0.1436	0.1457
Foreign Currency Average Exchange Rate Translation	0.1422	0.1448	0.1474